LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS
Summary of additional information about leasing activities for lessee

	December 31, 2023	December 31, 2022
Lease obligations	$610.4	$480.1
Less: Interest	167.4	101.3
	443.0	378.8
Less: Current portion of lease obligations	59.6	51.5
Non-current portion of lease obligations	$383.4	$327.3

Schedule of maturities of operating lease payments

2024	$85.5
2025	75.0
2026	142.0
2027	38.0
2028	33.3
Thereafter	236.6
$610.4